Fair value measurement (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Liabilities
Equity security, FV-NI, contractual sale restriction	¥ 41,800	¥ 11,921
Level 3
Assets
Deferred consideration	3,019	3,039	¥ 0
Recurring basis
Assets
Time deposits and certificate of deposits	244,844	357,569
Wealth management products	81,501	83,144
Marketable debt securities	64,311	16,129
Restricted cash and escrow receivables	42,038	43,781
Listed equity securities	100,594	77,630
Convertible and exchangeable bonds	2,989	963
Option and forward agreements	2,286	901
Deferred consideration	3,019	3,039
Others	7,875	7,376
Assets	549,457	590,532
Liabilities
Exchangeable Bonds	10,976
Contingent consideration in relation to investments and acquisitions	408	484
Others	3,564	1,313
Liabilities	14,948	1,797
Recurring basis | Level 1
Assets
Restricted cash and escrow receivables	42,038	43,781
Listed equity securities	95,318	67,712
Assets	137,356	111,493
Recurring basis | Level 2
Assets
Time deposits and certificate of deposits	244,844	357,569
Wealth management products	81,501	83,144
Marketable debt securities	64,311	16,129
Listed equity securities	5,276	9,918
Convertible and exchangeable bonds	0	145
Option and forward agreements	1,159	87
Others	3,794	1,329
Assets	400,885	468,321
Liabilities
Exchangeable Bonds	10,976
Others	2,955	389
Liabilities	13,931	389
Recurring basis | Level 3
Assets
Convertible and exchangeable bonds	2,989	818
Option and forward agreements	1,127	814
Deferred consideration	3,019	3,039
Others	4,081	6,047
Assets	11,216	10,718
Liabilities
Contingent consideration in relation to investments and acquisitions	408	484
Others	609	924
Liabilities	¥ 1,017	¥ 1,408